Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
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Reconciliation of Goodwill

Million US dollar	31 December 2019	31 December 2018
Acquisition cost
Balance at end of previous year	133 316	140 980
Effect of movements in foreign exchange	53	(7 541)
Disposals through the sale of subsidiaries	(22)	(652)
Acquisitions through business combinations	682	107
Hyperinflation monetary adjustments	171	435
Reclassified as held for sale	(6 081)	(13)
Balance at end of the period	128 119	133 316
Impairment losses
Balance at end of previous year	(5)	(40)
Impairment losses	—	—
Disposals through the sale of subsidiaries	—	35
Balance at end of the period	(5)	(5)
Carrying amount
at 31 December 2018	133 311	133 311
at 31 December 2019	128 114

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar Cash-generating unit	2019	2018 1
United States	33 451	33 288
Rest of North America	1 984	1 891
Mexico	13 175	12 614
Colombia	18 647	18 796
Rest of Middle Americas	25 257	21 969
Brazil	4 539	4 715
Rest of South America	1 101	1 139
Europe	2 277	2 222
South Africa	13 500	15 910
Rest of Africa	6 691	7 701
China	3 095	2 758
Rest of Asia Pacific 2	4 397	10 308
Total carrying amount of goodwill	128 114	133 311

Summary of Weighted Average Cost of Capital
For the cash generating units subject to a discounted free cash flow approach, the WACC applied in US dollar nominal terms were as follows:

Cash-generating unit	2019	2018
Colombia	6%	7%
Rest of Middle Americas	9%	9%
South Africa	7%	8%
Rest of Africa	10%	11%